Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Year Ended December 31,
	2015	2014

Stock options to purchase common stock	8,177,291	2,291,783
Warrants to purchase common stock	3,066,447	1,793,887
Rights to common stock	-	566,038